Investment - Schedule of Equity Securities Fair Value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Equity Securities Fair Value [Line Items]
Total	$ 563,887	$ 568,139
Investments in equity without readily determinable fair value [Member]
Schedule of Equity Securities Fair Value [Line Items]
Total	$ 563,887	$ 568,139